Borrowings	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Borrowings
Note 11 – Borrowings
Match Funded Liabilities
Match funded liabilities are comprised of the following at the dates indicated:

Borrowing Type	Interest Rate	Maturity (1)	Amortization Date (1)	Available Borrowing Capacity (2)	September 30, 2015	December 31, 2014
Ocwen Freddie Servicer Advance Receivables Trust Series 2012-ADV1 (4)	1ML (3) + 175 bps	Jun. 2017	Jun. 2015	$—	$—	$373,080
Ocwen Servicer Advance Funding (SBC) Note (5)	1ML + 300 bps	Dec. 2015	Dec. 2014	—	—	494
Advance Receivables Backed Notes, Series 2013-VF2, Class A (6)	Cost of Funds + 191 bps	Oct. 2045	Oct. 2015	—	—	519,634
Advance Receivables Backed Notes, Series 2013-VF2, Class B (6)	Cost of Funds + 343 bps	Oct. 2045	Oct. 2015	—	—	32,919
Advance Receivables Backed Notes - Series 2014-VF3, Class A (7)	1ML + 235 bps (7)	Sep. 2046	Sep. 2016	100,547	263,244	552,553

Borrowing Type	Interest Rate	Maturity (1)	Amortization Date (1)	Available Borrowing Capacity (2)	September 30, 2015	December 31, 2014
Advance Receivables Backed Notes - Series 2014-VF3, Class B (7)	1ML + 300 bps (7)	Sep. 2046	Sep. 2016	4,604	12,551	—
Advance Receivables Backed Notes - Series 2014-VF3, Class C (7)	1ML + 425 bps (7)	Sep. 2046	Sep. 2016	5,154	13,825	—
Advance Receivables Backed Notes - Series 2014-VF3, Class D (7)	1ML + 575 bps (7)	Sep. 2046	Sep. 2016	13,572	36,503	—
Advance Receivables Backed Notes - Series 2014-VF4, Class A (8)	1ML + 235 bps (8)	Sep. 2046	Sep. 2016	100,547	263,244	552,553
Advance Receivables Backed Notes - Series 2014-VF4, Class B (8)	1ML + 300 bps (8)	Sep. 2046	Sep. 2016	4,604	12,551	—
Advance Receivables Backed Notes - Series 2014-VF4, Class C (8)	1ML + 425 bps (8)	Sep. 2046	Sep. 2016	5,154	13,825	—
Advance Receivables Backed Notes - Series 2014-VF4, Class D (8)	1ML + 575 bps (8)	Sep. 2046	Sep. 2016	13,572	36,503	—
Advance Receivables Backed Notes - Series 2015-VF5, Class A (9)	1ML + 235 bps (9)	Sep. 2046	Sep. 2016	100,548	263,243	—
Advance Receivables Backed Notes - Series 2015-VF5, Class B (9)	1ML + 300 bps (9)	Sep. 2046	Sep. 2016	4,604	12,551	—
Advance Receivables Backed Notes - Series 2015-VF5, Class C (9)	1ML + 425 bps (9)	Sep. 2046	Sep. 2016	5,154	13,825	—
Advance Receivables Backed Notes - Series 2015-VF5, Class D (9)	1ML + 575 bps (9)	Sep. 2046	Sep. 2016	13,572	36,503	—
Advance Receivables Backed Notes - Series 2015-T1, Class A (9)	2.5365%	Sep. 2046	Sep. 2016	—	244,809	—
Advance Receivables Backed Notes - Series 2015-T1, Class B (9)	3.0307%	Sep. 2046	Sep. 2016	—	10,930	—
Advance Receivables Backed Notes - Series 2015-T1, Class C (9)	3.5240%	Sep. 2046	Sep. 2016	—	12,011	—
Advance Receivables Backed Notes - Series 2015-T1, Class D (9)	4.1000%	Sep. 2046	Sep. 2016	—	32,250	—
Total Ocwen Master Advance Receivables Trust (OMART)				371,632	1,278,368	1,657,659
Advance Receivables Backed Notes, Series 2014-VF1, Class A	Cost of Funds + 275 bps	Dec. 2045	Dec. 2015	6,762	16,548	21,192
Advance Receivables Backed Notes, Series 2014-VF1, Class B	Cost of Funds + 325 bps	Dec. 2045	Dec. 2015	11,482	10,918	13,598

Borrowing Type	Interest Rate	Maturity (1)	Amortization Date (1)	Available Borrowing Capacity (2)	September 30, 2015	December 31, 2014
Advance Receivables Backed Notes, Series 2014-VF1, Class C	Cost of Funds + 375 bps	Dec. 2045	Dec. 2015	8,920	8,230	10,224
Advance Receivables Backed Notes, Series 2014-VF1, Class D	Cost of Funds + 470 bps	Dec. 2045	Dec. 2015	13,366	11,274	14,000
Total Ocwen Servicer Advance Receivables Trust III (OSARTIII) (10)				40,530	46,970	59,014
Advance Receivables Backed Notes, Series 2015-VF1, Class A	1ML + 212.5 bps	Jun. 2046	Jun. 2016	22,661	159,539	—
Advance Receivables Backed Notes, Series 2015-VF1, Class B	1ML + 300 bps	Jun. 2046	Jun. 2016	3,354	15,946	—
Advance Receivables Backed Notes, Series 2015-VF1, Class C	1ML + 350 bps	Jun. 2046	Jun. 2016	2,026	7,874	—
Advance Receivables Backed Notes, Series 2015-VF1, Class D	1ML + 425 bps	Jun. 2046	Jun. 2016	2,451	11,149	—
Advance Receivables Backed Notes, Series 2015-T1, Class A	2.062%	Nov. 2045	Nov. 2015	—	57,100	—
Advance Receivables Backed Notes, Series 2015-T1, Class B	2.557%	Nov. 2045	Nov. 2015	—	5,400	—
Advance Receivables Backed Notes, Series 2015-T1, Class C	3.051%	Nov. 2045	Nov. 2015	—	1,900	—
Advance Receivables Backed Notes, Series 2015-T1, Class D	3.790%	Nov. 2045	Nov. 2015	—	5,600	—
Total Ocwen Freddie Advance Funding Facility (OFAF) (11)				30,492	264,508	—

				$442,654	$1,589,846	$2,090,247

Weighted average interest rate					2.91%	1.97%

(1)
The amortization date of our advance financing facilities is the date on which the revolving period ends under each advance financing facility note and repayment of the outstanding balance must begin if the note is not renewed or extended. The maturity date is the date on which all outstanding balances must be repaid. In each of our advance facilities, there are multiple notes outstanding. For each note, after the amortization date, all collections that represent the repayment of advances pledged to the facility must be applied to reduce the balance of the note(s) outstanding, and any new advances are ineligible to be financed.

(2)
Borrowing capacity is available to us only to the extent that we have pledged collateral available to borrow against. At September 30, 2015, $176.9 million of the total borrowing capacity was available to us based on the amount of eligible collateral that had been pledged.

(3)	1-Month LIBOR (1ML) was 0.19% and 0.17% at September 30, 2015 and December 31, 2014, respectively.

(4)	We repaid this facility in full in June 2015 from the proceeds of the OFAF facility.

(5)	We voluntarily terminated this facility on January 15, 2015.

(6)	The Series 2013-VF2 Notes were repaid in full on September 18, 2015.

(7)
On September 18, 2015, the combined maximum borrowing capacity of Series 2014-VF3 Notes, a series of variable funding notes under our Ocwen Master Advance Receivables Trust (OMART) facility, was reduced to $450.0 million, and the Class B, C and D Notes were issued. There is a floor of 75 bps for 1 ML in determining the interest rate for variable rate Notes.

(8)
Effective July 1, 2015, the single outstanding Series 2014-VF4 Note under our OMART facility was replaced by four Notes - Class A, B, C and D. On September 18, 2015, the combined maximum borrowing capacity of the Series 2014-VF4 Notes was reduced to $450.0 million. There is a floor of 75 bps for 1 ML in determining the interest rate for variable rate Notes.

(9)
The Series 2015-VF5 Notes and the Series 2015-T1 Notes under our OMART facility were issued on September 18, 2015. Under the terms of the agreement, we must continue to borrow the full amount of the Series 2015-T1 Notes until the amortization date. If there is insufficient collateral to support the level of borrowing, the excess cash proceeds are not distributed to Ocwen but are held by the trustee, and interest expense continues to be based on the full amount of the term notes. There is a floor of 75 bps for 1 ML in determining the interest for variable rate Notes.

(10)	Effective April 23, 2015, the maximum borrowing under the Ocwen Servicer Advance Receivables Trust III (OSARTIII) facility decreases by $6.3 million per month until it is reduced to $75.0 million.

(11)
We entered into Ocwen Freddie Advance Funding Facility (OFAF) facility on June 10, 2015. Under the terms of the agreement, we must continue to borrow the full amount of the Series 2015-T1 and Series 2015-T2 Notes until the amortization date. If there is insufficient collateral to support the level of borrowing, the excess cash proceeds are not distributed to Ocwen but are held by the trustee, and interest expense continues to be based on the full amount of the term notes. The Series 2015-T2 Notes with a combined borrowing capacity of $155.0 million expired and were fully repaid on September 15, 2015.

Pursuant to our agreements with NRZ, NRZ has assumed the obligation to fund new servicing advances with respect to the Rights to MSRs. We are dependent upon NRZ for financing of the servicing advance obligations for MSRs where we are the servicer. NRZ currently uses advance financing facilities in order to fund a substantial portion of the servicing advances that they are contractually obligated to make pursuant to our agreements with them. As of September 30, 2015, we were the servicer on Rights to MSRs sold to NRZ pertaining to approximately $146.0 billion in UPB and the associated outstanding servicing advances as of such date were approximately $5.1 billion. Should NRZ’s advance financing facilities fail to perform as envisaged or should NRZ otherwise be unable to meet its advance financing obligations, our liquidity, financial condition and business could be materially and adversely affected. As the servicer, we are contractually required under our servicing agreements to make the relevant servicing advances even if NRZ does not perform its contractual obligations to fund those advances.
In addition, although we are not an obligor or guarantor under NRZ’s advance financing facilities, we are a party to certain of the facility documents as the servicer of the underlying loans on which advances are being financed. As the servicer, we make certain representations, warranties and covenants, including representations and warranties in connection with our sale of advances to NRZ. In the first quarter, a purported owner of notes issued by one of NRZ’s advance financing facilities asserted in letters written to the indenture trustee that events of default had occurred under the indenture governing those notes based on alleged failures by us to comply with applicable laws and regulations and the terms of the servicing agreements to which the applicable servicing advances relate. We vigorously defended ourselves against these allegations. The indenture trustee filed an instructional proceeding in California state probate court seeking an instruction from the court relating to the allegations since, after a seven-month investigation, the trustee had been unable to conclude that an event of default had occurred. On October 14, 2015, the court entered an order declaring and ordering, among other things, that no event of default had occurred under the indenture.
Financing Liabilities
Financing liabilities are comprised of the following at the dates indicated:

Borrowings	Collateral	Interest Rate	Maturity	September 30, 2015	December 31, 2014
Servicing:
Financing liability – MSRs pledged	MSRs	(1)	(1)	$560,059	$614,441
Secured Notes, Ocwen Asset Servicing Income Series, Series 2014-1 (2)	MSRs	(2)	Feb. 2028	100,000	111,459
Financing Liability – Advances Pledged (3)	Advances on loans	(3)	(3)	63,855	88,489
				723,914	814,389

Lending:
HMBS-related borrowings (4)	Loans held for investment (LHFI)	1ML + 248 bps	(4)	2,229,604	1,444,252

				$2,953,518	$2,258,641

(1)
This financing liability arose in connection with the NRZ/HLSS Transactions and has no contractual maturity. The balance of the liability is adjusted each reporting period to its fair value based on the present value of the estimated future cash flows underlying the related MSRs.

(2)
OASIS noteholders are entitled to receive a monthly payment amount equal to the sum of: (a) the designated servicing fee amount (21 basis points of the UPB of the reference pool of Freddie Mac mortgages); (b) any termination payment amounts; (c) any excess refinance amounts; and (d) the note redemption amounts, each as defined in the indenture supplement for the notes. The notes have a final stated maturity of February 2028. We accounted for this transaction as a financing. Monthly amortization of the liability is estimated using the proportion of monthly projected service fees on the underlying MSRs as a percentage of lifetime projected fees, adjusted for the term of the security.

(3)	Certain sales of advances in 2014 did not qualify for sales accounting treatment and were accounted for as a financing.

(4)	Represents amounts due to the holders of beneficial interests in Ginnie Mae guaranteed HMBS. The beneficial interests have no maturity dates, and the borrowings mature as the related loans are repaid.
Other Secured Borrowings
Other secured borrowings are comprised of the following at the dates indicated:

Borrowings	Collateral	Interest Rate	Maturity	Available Borrowing Capacity	September 30, 2015	December 31, 2014
Servicing:
SSTL (1)	(1)	1-Month Euro-dollar rate + 375 bps with a Eurodollar floor of 125 bps (1)	Feb. 2018	$—	$705,927	$1,277,250
Master repurchase agreement (2)	Loans held for sale (LHFS)	1ML + 200 - 345 bps	Jul. 2016	23,871	26,129	32,018
				23,871	732,056	1,309,268

Borrowings	Collateral	Interest Rate	Maturity	Available Borrowing Capacity	September 30, 2015	December 31, 2014
Lending:
Master repurchase agreement (3)	LHFS	1ML + 200 bps	Aug. 2016	68,618	131,382	208,010
Participation agreement (4)	LHFS	N/A	Apr. 2016	—	46,597	41,646
Participation agreement (5)	LHFS	N/A	Apr. 2016	—	33,864	196
Master repurchase agreement (6)	LHFS	1ML + 175 - 275 bps	Jul. 2015	—	—	102,073
Master repurchase agreement (7)	LHFI	1ML + 275bps	Jul. 2015	—	—	52,678
Mortgage warehouse agreement (8)	LHFI	1ML + 275 bps; floor of 350 bps	May 2016	—	60,180	23,851
				68,618	272,023	428,454

				92,489	1,004,079	1,737,722
Discount - SSTL				—	(3,009)	(4,031)
				$92,489	$1,001,070	$1,733,691

Weighted average interest rate					4.42%	4.33%

(1)
The borrowings are secured by a first priority security interest in substantially all of the assets of Ocwen. Borrowings bear interest, at the election of Ocwen, at a rate per annum equal to either (a) the base rate (the greatest of (i) the prime rate in effect on such day, (ii) the federal funds rate in effect on such day plus 0.50% and (iii) the one-month Eurodollar rate (1-Month LIBOR)), plus a margin of 2.75% and subject to a base rate floor of 2.25% or (b) the one month Eurodollar rate, plus a margin of 3.75% and subject to a one month Eurodollar floor of 1.25%. To date we have elected option (b) to determine the interest rate.

On October 16, 2015, we entered into an amendment to the SSTL facility agreement pursuant to which, among other things, the Eurodollar margin was increased from 3.75% to 4.25%, effective October 20, 2015. See Note 21 – Subsequent Events for additional information.

(2)
On September 30, 2015, this repurchase agreement was renewed through September 29, 2016. Under this repurchase agreement, the lender provides financing on a committed basis for $50.0 million and, at the discretion of the lender, on an uncommitted basis for an additional $50.0 million.

(3)
On August 25, 2015, this repurchase agreement was renewed through August 23, 2016. Borrowing capacity was reduced from $300.0 million, of which $150.0 million was provided on an uncommitted basis, to $200.0 million all of which is provided on a committed basis.

(4)
Under this participation agreement, the lender provides financing for $100.0 million at the discretion of the lender. The participation agreement allows the lender to acquire a 100% beneficial interest in the underlying mortgage loans. The transaction does not qualify for sale accounting treatment and is accounted for as a secured borrowing. The lender earns the stated interest rate of the underlying mortgage loans while the loans are financed under the participation agreement.

(5)
Under this participation agreement, the lender provides financing for $150.0 million at the discretion of the lender. The participation agreement allows the lender to acquire a 100% beneficial interest in the underlying mortgage loans. The transaction does not qualify for sale accounting treatment and is accounted for as a secured borrowing. The lender earns the stated interest rate of the underlying mortgage loans while the loans are financed under the participation agreement.

(6)	On April 16, 2015, this facility was voluntarily terminated.

(7)	This facility was allowed to expire.

(8)
Borrowing capacity of $100.0 million under this facility is available at the discretion of the lender. This facility was renewed on August 24, 2015, and the borrowing capacity was increased from $60.0 million to $100.0 million.

Senior Unsecured Notes
On May 12, 2014, Ocwen completed the issuance and sale of $350.0 million of its 6.625% Senior Notes due 2019 (the Senior Unsecured Notes) in a private offering. The Senior Unsecured Notes are general senior unsecured obligations of Ocwen and will mature on May 15, 2019. Interest is payable semi-annually on May 15th and November 15th. The Senior Unsecured Notes are not guaranteed by any of Ocwen’s subsidiaries.
Ocwen entered into a Registration Rights Agreement under which it agreed for the benefit of the initial purchasers of the Senior Unsecured Notes to use commercially reasonable efforts to file an exchange offer registration statement, to have the exchange offer registration statement become effective and to complete the exchange offer on or prior to 270 days after the closing of the offering. Because the exchange offer was not completed on or before 270 days after the closing of the offering, we began paying additional interest on the Senior Unsecured Notes and will continue to pay the additional interest until the exchange offer is completed. At September 30, 2015, we were paying additional interest at a rate of 0.75% per annum. The additional interest rate will increase to its maximum of 1.00% per annum in November 2015.
In connection with our issuance of the Senior Unsecured Notes, we incurred certain costs that we capitalized and are amortizing over the period from the date of issuance to May 15, 2019. The unamortized balance of these issuance costs was $4.8 million at September 30, 2015.
Covenants
Under the terms of our debt agreements, we are subject to various qualitative and quantitative covenants. Collectively, these covenants include:

•	Financial covenants;

•	Covenants to operate in material compliance with applicable laws;

•
Restrictions on our ability to engage in various activities, including but not limited to incurring additional debt, paying dividends, repurchasing or redeeming capital stock, transferring assets or making loans, investments or acquisitions;

•	Monitoring and reporting of various specified transactions or events, including specific reporting on defined events affecting collateral underlying certain debt agreements; and

•
Requirements to provide audited financial statements within specified timeframes, including a requirement under our SSTL that Ocwen’s financial statements and the related audit report be unqualified as to going concern.

Financial covenants in our debt agreements require that we maintain, among other things:

•	a specified interest coverage ratio, which is defined under our SSTL as the ratio of four quarter adjusted EBITDA to four quarter interest expense (each as defined therein);

•	a specified corporate leverage ratio, which is defined under our SSTL as consolidated corporate debt to four quarter adjusted EBITDA (each as defined therein);

•	a specified consolidated total debt to consolidated tangible net worth ratio;

•	a specified loan to collateral value ratio, as defined under our SSTL; and

•	specified levels of tangible net worth and liquidity at the consolidated and OLS levels.
As a result of an amendment of our SSTL agreement that we entered into on October 16, 2015, the interest coverage ratio and corporate leverage ratio financial covenants have been removed until the fiscal quarter ending June 30, 2017. See Note 21 – Subsequent Events for additional information.
As of September 30, 2015, the most restrictive consolidated tangible net worth requirement was for a minimum of $1.1 billion at OLS under our match funded debt agreements and the Servicing master repurchase agreement.
As a result of the covenants to which we are subject, we may be limited in the manner in which we conduct our business and may be limited in our ability to engage in favorable business activities or raise additional capital to finance future operations or satisfy future liquidity needs. In addition, breaches or events that may result in a default under our debt agreements include, among other things, noncompliance with our covenants, nonpayment of principal or interest, material misrepresentations, the occurrence of a material adverse change, insolvency, bankruptcy, certain material judgments and changes of control. Covenants and default provisions of this type are commonly found in debt agreements such as ours. Certain of these covenants and default provisions are open to subjective interpretation and, if our interpretation were contested by a lender, a court may ultimately be required to determine compliance or lack thereof. In addition, our debt agreements generally include cross default provisions such that a default under one agreement could trigger defaults under other agreements. If we fail to comply with our debt agreements and are unable to avoid, remedy or secure a waiver of any resulting default, we may be subject to adverse action by our lenders, including termination of further funding, acceleration of outstanding obligations, enforcement of liens against the assets securing or otherwise supporting our obligations and other legal remedies. Our lenders can waive their contractual rights in the event of a default.
We believe that we are in compliance with all of the qualitative and quantitative covenants in our debt agreements as of the date of these financial statements.

Note 14 — Borrowings
Match Funded Liabilities
Match funded liabilities are comprised of the following at December 31:

Borrowing Type	Interest Rate	Maturity (1)	Amortization Date (1)	Available Borrowing Capacity (2)	2014	2013
Advance Receivable Backed Notes Series 2012-ADV1 (3)	1-Month LIBOR (1ML) (4) + 175 bps	Jun. 2017	Jun. 2015	$76,920	$373,080	$417,388
Advance Receivable Backed Note (5)	1ML + 300 bps	Dec. 2015	Dec. 2014	49,506	494	33,211
2012-Homeward Agency Advance Funding Trust 2012-1 (6)	Cost of Funds + 300 bps	Apr. 2014	Apr. 2014	—	—	21,019
Advance Receivables Backed Notes, Series 2013-VF1, Class A (7)	1ML + 175 bps (7)	Oct. 2044	Oct. 2014	—	—	1,494,628
Advance Receivables Backed Notes, Series 2013-VF2, Class A (8)	1ML + 167 bps (8)	Oct. 2045	Oct. 2015	44,366	519,634	385,645
Advance Receivables Backed Notes, Series 2013-VF2, Class B (9)	1ML + 300 bps (9)	Oct. 2045	Oct. 2015	3,081	32,919	12,923
Advance Receivables Backed Notes, Series 2014-VF3, Class A (10)	1ML + 175 bps (10)	Oct. 2045	Oct. 2015	47,447	552,553	—
Advance Receivables Backed Notes, Series 2014-VF4 (11)	1ML + 175 bps (11)	Oct. 2045	Oct. 2015	47,447	552,553	—
Advance Receivables Backed Notes, Series 2014-VF1, Class A (12)	Cost of Funds + 275 bps	Dec. 2045	Dec. 2015	65,986	21,192	—
Advance Receivables Backed Notes, Series 2014-VF1, Class B (12)	Cost of Funds + 325 bps	Dec. 2045	Dec. 2015	—	13,598	—
Advance Receivables Backed Notes, Series 2014-VF1, Class C (12)	Cost of Funds + 375 bps	Dec. 2045	Dec. 2015	—	10,224	—
Advance Receivables Backed Notes, Series 2014-VF1, Class D (12)	Cost of Funds + 470 bps	Dec. 2045	Dec. 2015	—	14,000	—
				$334,753	$2,090,247	$2,364,814

Weighted average interest rate					1.97%	2.08%

(1)
The amortization date of our facilities is the date on which the revolving period ends under each advance facility note and repayment of the outstanding balance must begin if the note is not renewed or extended. The maturity date is the date on which all outstanding balances must be repaid. In two advance facilities, there are multiple notes outstanding. For each note, after the amortization date, all collections that represent the repayment of advances pledged to the facility must be applied to reduce the balance of the note outstanding, and any new advances are ineligible to be financed.

(2)
Borrowing capacity is available to us provided that we have additional eligible collateral to pledge. Collateral may only be pledged to one facility. At December 31, 2014, none of the available borrowing capacity could be used based on the amount of eligible collateral that had been pledged.

(3)	On February 1, 2015, the borrowing capacity under this facility was reduced to $400.0 million.

(4)	1-Month LIBOR was 0.17% and 0.17% at December 31, 2014 and 2013, respectively.

(5)	We voluntarily terminated this advance facility on January 30, 2015.

(6)	Advance facility assumed as part of the acquisition of Homeward. This facility was terminated on April 16, 2014, and the advances pledged to the facility were transferred to another facility.

(7)
These notes were issued in connection with the OneWest MSR Transaction. On March 17, 2014, the maximum borrowing capacity under the 2013-VF1 note declined by $500.0 million to a total of $1.0 billion. On October 1, 2014, the 2013-VF1 note was fully repaid.

(8)
On October 1, 2014, the maximum borrowing capacity of the VF2, Class A notes was increased to $564.0 million. The interest margin on these notes was set at 167 bps and is scheduled to increase to 191 bps on July 15, 2015, to 215 bps on August 15, 2015 and 239 bps on September 15, 2015.

(9)
On October 1, 2014, the maximum borrowing capacity of the VF2, Class B notes was increased to $36.0 million. The interest margin on these notes was set at 300 bps and is scheduled to increase to 343 bps on July 15, 2015, to 386 bps on August 15, 2015 and 429 bps on September 15, 2015.

(10)
On October 1, 2014, the maximum borrowing capacity of the note was increased to $600.0 million. The interest margin was set at 175 bps and is scheduled to increase to 200 bps on July 15, 2015, to 225 bps on August 15, 2015 and to 250 bps on September 15, 2015.

(11)
The 2014-VF4 note was issued on October 1, 2014 with a maximum borrowing capacity of $600.0 million. The interest margin on this new series of notes was set at 175 bps and is scheduled to increase to 200 bps on July 15, 2015, to 212 bps on August 15, 2015 and to 250 bps on September 15, 2015.

(12)
The 2014-VF1 notes were issued on December 23, 2014. Maximum borrowing under the facility is $125.0 million. The maximum note balance for the Class A Note is $125.0 million less the actual borrowings under the Class B, C and D Notes. The maximum note balance for the Class B Note is $32.0 million, for the Class C Note $24.5 million and for the Class D note $32.5 million. Beginning April 23, 2015, the maximum borrowing under the facility will decrease by $6.3 million per month until it is reduced to $75.0 million.

Financing Liabilities
Financing liabilities are comprised of the following at December 31:

Borrowings	Collateral	Interest Rate	Maturity	2014	2013
Servicing:
Financing liability – MSRs pledged	MSRs	(1)	(1)	$614,441	$633,804
Secured Notes, Ocwen Asset Servicing Income Series, Series 2014-1 (2)	MSRs	(2)	Feb. 2028	111,459	—
Financing liability – Advances pledged (3)	MSRs	(3)	(3)	88,489	—
				814,389	633,804

Lending:
Financing liability - MSRs pledged (4)	MSRs	(4)	(4)	—	17,593
HMBS-related borrowings (5)	Loans held for investment	1ML + 243 bps	(5)	1,444,252	615,576
				1,444,252	633,169

				$2,258,641	$1,266,973

(1)
This financing liability arose in connection with the HLSS Transactions and has no contractual maturity. The balance of the liability is adjusted each reporting period to its fair value based on the present value of the estimated future cash flows underlying the related MSRs.

(2)
OASIS noteholders are entitled to receive a monthly payment amount equal to the sum of: (a) the designated servicing fee amount (21 basis points of the UPB of the reference pool of Freddie Mac mortgages); (b) any termination payment amounts; (c) any excess refinance amounts; and (d) the note redemption amounts, each as defined in the indenture supplement for the notes. The notes have a final stated maturity of February 2028. We accounted for this transaction as a financing. Monthly amortization of the liability is estimated using the proportion of monthly projected service fees on the underlying MSRs as a percentage of lifetime projected fees, adjusted for the term of the security.

(3)
Certain advances were sold to HLSS Mortgage and HLSS SEZ LP on March 4, 2014 and May 2, 2014, respectively. These sales of advances did not qualify for sales accounting treatment and were accounted for as a financing.

(4)
Represents sales of MSRs to a third party that were being accounted for as a financing. The financing liability was being amortized using the interest method with the servicing income that was remitted to the purchaser representing payments of principal and interest. In April 2014, we derecognized the remaining liability related to this MSR sale. During 2014, we recognized a gain of $2.6 million on the extinguishment of the financing liability.

(5)	Represents amounts due to the holders of beneficial interests in Ginnie Mae guaranteed HMBS. The beneficial interests have no maturity dates, and the borrowings mature as the related loans are repaid.
Other Secured Borrowings
Other secured borrowings are comprised of the following at December 31:

Borrowings	Collateral	Interest Rate	Maturity	Available Committed Borrowing Capacity	2014	2013
Servicing:
SSTL (1)	(1)	1-Month Euro-dollar rate + 375 bps with a Eurodollar floor of 125 bps (1)	Feb. 2018	$—	$1,277,250	$1,290,250
Promissory note (2)	MSRs	1ML + 350 bps	May 2017	—	—	15,529
Repurchase agreement (3)	Loans held for sale (LHFS)	1ML + 200 - 345 bps	Jun. 2015	17,982	32,018	17,507
				17,982	1,309,268	1,323,286

Lending:
Master repurchase agreement (4)	LHFS	1ML + 175 bps	Jun. 2015	—	208,010	105,659
Participation agreement (5)	LHFS	N/A	Apr. 2016	—	41,646	81,268
Participation agreement (6)	LHFS	N/A	Apr. 2016	—	196	—
Master repurchase agreement (7)	LHFS	1ML + 175 - 275 bps	Jul. 2015	—	102,073	91,990
Master repurchase agreement (8)	LHFS	1ML + 175 - 200 bps	Nov. 2014	—	—	89,836
Master repurchase agreement (9)	LHFS	1ML + 275bps	Jul. 2015	—	52,678	51,975
Mortgage warehouse agreement (10)	LHFS	1ML + 275 bps; floor of 350 bps	May 2015	—	23,851	34,292
				—	428,454	455,020

Corporate Items and Other:
Securities sold under an agreement to repurchase (11)	Ocwen Real Estate Asset Liquidating Trust 2007-1 Notes	Class A-2 notes: 1ML + 200 bps; Class A-3 notes: 1ML + 300 bps	Monthly	—	—	4,712
				17,982	1,737,722	1,783,018
Discount (1)				—	(4,031)	(5,349)
				$17,982	$1,733,691	$1,777,669

Weighted average interest rate					4.33%	4.86%

(1)
On February 15, 2013, we entered into a new SSTL facility agreement and borrowed $1.3 billion that was used principally to fund the ResCap Acquisition and repay the balance of the previous SSTL. The loan was issued with an original issue discount of $6.5 million that we are amortizing over the term of the loan. We are required to repay the principal amount of the borrowings in consecutive quarterly installments of $3.3 million. In addition, we are generally required to use the net cash proceeds (as defined) from any asset sale (as defined) to repay loan principal. Generally, this provision applies to non-operating sales of assets, and net cash proceeds represent the proceeds from the sale of the assets, net of the repayment of any debt secured by a lien on the assets sold. However, for asset sales that are part of an HLSS Transaction, we have the option, within 180 days, either to invest the net cash proceeds in MSRs or related assets, such as advances, or to repay loan principal. The borrowings are secured by a first priority security interest in substantially all of the assets of Ocwen. Borrowings bear interest, at the election of Ocwen, at a rate per annum equal to either (a) the base rate [the greatest of (i) the prime rate in effect on such day, (ii) the federal funds rate in effect on such day plus 0.50% and (iii) the one-month Eurodollar rate (1-Month LIBOR)], plus a margin of 2.75% and a base rate floor of 2.25% or (b) the one month Eurodollar rate, plus a margin of 3.75% and a one month Eurodollar floor of 1.25%. To date we have elected option (b) to determine the interest rate.

On September 23, 2013, we entered into Amendment No. 1 to the Senior Secured Term Loan Facility Agreement and Amendment No. 1 to the related Pledge and Security Agreement. These amendments:

•
permit repurchases of all of the Preferred Shares, which may be converted to common stock prior to repurchase, and up to $1.5 billion of common stock, subject, in each case, to pro forma financial covenant compliance;

•	eliminate the dollar cap on Junior Indebtedness (as defined in the SSTL) but retain the requirement for any such issuance to be subject to pro forma covenant compliance;

•
include a value for whole loans (i.e., loans held for sale) in collateral value for purposes of calculating the loan-to-value ratio and include specified deferred servicing fees and the fair value of specified mortgage servicing rights in net worth for purposes of calculating the ratio of consolidated total debt to consolidated tangible net worth; and

•	modify the applicable quarterly covenant levels for the corporate leverage ratio, ratio of consolidated total debt to consolidated tangible net worth and loan-to-value ratio.
On March 2, 2015 and April 17, 2015, respectively, we entered into Amendments No. 2 and No. 3 to the Senior Secured Term Loan Facility Agreement. See Note 30 — Subsequent Events for additional information regarding these amendments.

(2)	This note was repaid in full on February 28, 2014.

(3)
Under this repurchase agreement, the lender provides financing on a committed basis for $50.0 million and, at the discretion of the lender, on an uncommitted basis for an additional $50.0 million. On June 30, 2014, the maturity date of this facility was extended to June 29, 2015.

(4)
Under this repurchase agreement, the lender provides financing on a committed basis for $150.0 million and, at the discretion of the lender, on an uncommitted basis for an additional $150.0 million. On April 17, 2014, the maturity date of this facility was extended to April 16, 2015. On March 24, 2015, the maturity date of this facility was further extended to June 10, 2015.

(5)
Under this participation agreement, the lender provides financing on an uncommitted basis for $100.0 million at the discretion of the lender. The participation agreement allows the lender to acquire a 100% beneficial interest in the underlying mortgage loans. However, the transaction does not qualify for sale accounting treatment and is accounted for as a secured borrowing. The lender earns the stated interest rate of the underlying mortgage loans while the loans are financed under the participation agreement. On May 31, 2014, the maturity date of this facility was extended to May 31, 2015. On March 10, 2015, the maturity date of this agreement was further extended to April 30, 2016, and the maximum borrowing was reduced to $50.0 million. On April 16, 2015, the maximum borrowing capacity was increased to $100.0 million.

(6)
On November 12, 2014, we entered into this participation agreement under which the lender provides financing on an uncommitted basis up to $100.0 million at the discretion of the lender. The participation agreement allows the lender to acquire a 100% beneficial interest in the underlying mortgage loans. However, the transaction does not qualify for sale accounting treatment and is accounted for as a secured borrowing. The lender earns the stated interest rate of the underlying mortgage loans while the loans are financed under the participation agreement. On March 10, 2015, the maturity date of this agreement was extended to April 30, 2016, and the maximum borrowing was increased to $150.0 million.

(7)
Under this repurchase agreement, the lender provides financing on a committed basis for $75.0 million and, at the discretion of the lender, on an uncommitted basis for an additional $75.0 million. On September 2, 2014, the maturity date of this facility was extended to October 2, 2014. On October 2, 2014, the maturity date was further extended to September 1, 2015. On March 31, 2015, the maturity date was revised to July 31, 2015, and the committed lending capacity was to decline to zero on May 29, 2015. On April 16, 2015, this facility was terminated.

(8)	On October 24, 2014, this facility was repaid in full and terminated.

(9)
On September 2, 2014, the maximum borrowing capacity under this facility was reduced to $37.5 million on a committed basis plus an additional $37.5 million on an uncommitted basis at the discretion of the lender. On December 31, 2014, the termination date of this facility was extended to January 16, 2015. On January 16, 2015, the termination date was further extended to April 16, 2015. On March 31, 2015, the maturity date was further extended to July 31, 2015; however, the committed lending capacity declines to zero on May 29, 2015. On April 16, 2015, the maximum borrowing capacity under this agreement was reduced to $37.5 million, all of which is committed.

(10)
Borrowing capacity under this facility of $60.0 million is available on an uncommitted basis at the discretion of the lender. In August 2014, the maturity date of this facility was extended to May 28, 2015.

(11)	This agreement was terminated December 12, 2014.
Senior Unsecured Notes
On May 12, 2014, Ocwen completed the issuance and sale of $350.0 million of its 6.625% Senior Notes due 2019 (the Senior Unsecured Notes) in a private offering. We received net proceeds of $343.3 million from the sale of the Senior Unsecured Notes after deducting underwriting fees and offering expenses. The Senior Unsecured Notes are general senior unsecured obligations of Ocwen and will mature on May 15, 2019. Interest is payable semi-annually on May 15th and November 15th. The Senior Unsecured Notes are not guaranteed by any of Ocwen’s subsidiaries.
At any time prior to May 15, 2016, Ocwen may redeem all or a part of the Senior Unsecured Notes, upon not less than 30 nor more than 60 days’ notice, at a redemption price equal to 100.0% of the principal amount of the Senior Unsecured Notes redeemed, plus the Applicable Premium as defined in the related indenture agreement (the Indenture), plus accrued and unpaid interest and Additional Interest as defined in the Indenture, if any, on the Senior Unsecured Notes redeemed. The Applicable Premium on a Note is the greater of 1% of the principal amount of the Note or the redemption price at May 15, 2016 plus all interest due from the redemption date through May 15, 2016, less the principal amount of the Note. As discussed below, additional interest is earned by the Senior Unsecured Notes if the deadline for exchange or registration of the Senior Unsecured Notes is not met and ranges from an initial 0.25% to a maximum 1.0%.
On or after May 15, 2016, Ocwen may redeem all or a part of the Senior Unsecured Notes, upon not less than 30 nor more than 60 days’ notice, at the redemption prices (expressed as percentages of principal amount) specified in the Indenture plus accrued and unpaid interest and Additional Interest, if any. The redemption prices during the twelve-month periods beginning on May 15th of each year are as follows:

Year	Redemption Price
2016	104.969%
2017	103.313%
2018 and thereafter	100.000%

At any time prior to May 15, 2016, Ocwen may, at its option, use the net cash proceeds of one or more Equity Offerings as defined in the Indenture to redeem up to 35% of the principal amount of all Senior Unsecured Notes issued at a redemption price equal to 106.625% of the principal amount of the Senior Unsecured Notes redeemed plus accrued and unpaid interest and Additional Interest, if any, provided that: (i) at least 65% of the principal amount of all Senior Unsecured Notes issued under the Indenture remains outstanding immediately after any such redemption; and (ii) Ocwen makes such redemption not more than 120 days after the consummation of any such Equity Offering.
Upon the occurrence of a change of control as defined in the Indenture, Ocwen is required to make an offer to the holders of the Senior Unsecured Notes to repurchase the Senior Unsecured Notes at a purchase price equal to 101.0% of the principal amount of the Senior Unsecured Notes purchased plus accrued and unpaid interest and Additional Interest, if any. Each holder will have the right to require that the Ocwen purchase all or a portion of the holder’s Senior Unsecured Notes pursuant to the offer.
The Indenture contains various covenants that could, unless certain conditions are met, limit or restrict the ability of Ocwen and its subsidiaries to engage in specified types of transactions. Among other things, these covenants could potentially limit or restrict the ability of Ocwen and its subsidiaries to:

•	incur additional debt or issue preferred stock;

•	pay dividends or make distributions on or purchase equity interests of Ocwen;

•	repurchase or redeem debt that is subordinate to the Senior Unsecured Notes prior to maturity;

•	make investments or other restricted payments;

•	create liens on assets to secure debt of Ocwen or any guarantor of the Senior Unsecured Notes;

•	sell or transfer assets;

•	enter into transactions with “affiliates” (any entity that controls, is controlled by or is under common control with Ocwen or certain of its subsidiaries); and

•	enter into mergers, consolidations, or sales of all or substantially all of Ocwen’s assets.
Many of the restrictive covenants will be suspended if the Senior Unsecured Notes achieve an investment grade rating from both Moody’s Investors Service, Inc. (Moody’s) and Standard & Poor’s Ratings Services (S&P) and no default or event of default, as specified in the Indenture, has occurred and is continuing. However, covenants that are suspended as a result of achieving these ratings will again apply if Moody’s or S&P withdraws its investment grade rating or downgrades the rating assigned to the Senior Unsecured Notes below an investment grade rating.
Ocwen contemporaneously entered into a Registration Rights Agreement under which it agreed for the benefit of the initial purchasers of the Senior Unsecured Notes to use commercially reasonable efforts to file a registration statement and to have the registration statement become effective on or prior to 270 days after the closing of the offering. The registration statement would relate to a registered offer to exchange the Senior Unsecured Notes for other notes (referred to as the exchange notes) that would be issued by Ocwen, would be registered with the SEC and would have substantially identical terms as the Senior Unsecured Notes. If Ocwen were unable to effect the exchange offer, it would instead be required to use commercially reasonable efforts to file and cause to become effective a shelf registration statement relating to resales of the Senior Unsecured Notes. If the exchange offer were not completed (or, if required under certain circumstances, the shelf registration statement were not declared effective) on or before 270 days after the closing of the offering, then additional interest would accrue on the principal amount of the notes at a rate of 0.25% per annum (which rate will be increased by an additional 0.25% per annum for each subsequent 90-day period that such additional interest continues to accrue; provided that the rate at which such additional interest accrues may in no event exceed 1.0% per annum) until the exchange offer is completed or the shelf registration statement, if required, is declared effective. Ocwen was unable to complete the exchange offer or to cause the shelf registration statement to become effective by February 6, 2015, the 270th day following the closing of the offering. As a result, the interest rate on the notes has increased in accordance with the terms of the Registration Rights Agreement.
In connection with our issuance of the Senior Unsecured Notes, we incurred certain costs that we capitalized and are amortizing over the period from the date of issuance to May 15, 2019. The unamortized balance of these issuance costs was $5.8 million at December 31, 2014.
Covenants
Under the terms of our existing debt agreements, we are subject to various qualitative and quantitative covenants. These covenants include:

•	Financial covenants;

•	Covenants to operate in material compliance with applicable laws;

•
Restrictions on our ability to engage in various activities, including but not limited to incurring additional debt, paying dividends, repurchasing or redeeming capital stock, transferring assets or making loans, investments or acquisitions; and

•	Monitoring and reporting of various specified transactions or events, including specific reporting on defined events affecting collateral underlying certain debt agreements.
Financial covenants in our debt agreements require that we maintain, among other things:

•	a specified interest coverage ratio, which is defined under our SSTL as the ratio of trailing four quarter adjusted EBITDA to trailing four quarter interest expense (each as defined therein);

•	a specified corporate leverage ratio, which is defined under our SSTL as consolidated debt to trailing four quarter adjusted EBITDA (each as defined therein);

•	a specified consolidated total debt to consolidated tangible net worth ratio;

•	a specified loan to value ratio, as defined under our SSTL; and

•	specified levels of consolidated tangible net worth, liquidity and, at the OLS level, net operating income.
As of December 31, 2014, the most restrictive consolidated tangible net worth requirement was $630.0 million plus 65% of quarterly net income, without adjustment for quarterly net losses, beginning with the three months ended December 31, 2012. The required consolidated tangible net worth in connection with this agreement was $957.1 million at December 31, 2014.
As a result of the covenants to which we are subject, we may be limited in the manner in which we conduct our business and may be limited in our ability to engage in favorable business activities or raise additional capital to finance future operations or satisfy future liquidity needs. In addition, breaches or events that may result in a default under our debt agreements include, among other things, noncompliance with our covenants, nonpayment of principal or interest, material misrepresentations, the occurrence of material adverse change, insolvency, bankruptcy, certain material judgments and changes of control. Covenants and defaults of this type are commonly found in debt agreements such as ours. Certain of these covenants and defaults are open to subjective interpretation and, if our interpretation were contested by a lender, a court may ultimately be required to determine compliance or lack thereof. In addition, our debt agreements generally include cross default provisions such that a default under one agreement could trigger defaults under other agreements. If we fail to comply with our debt agreements and are unable to avoid, remedy or secure a waiver of any resulting default, we may be subject to adverse action by our lenders, including termination of further funding, acceleration of outstanding obligations, enforcement of liens against the assets securing or otherwise supporting our obligations, and other legal remedies. Our lenders can waive their contractual rights in the event of a default.
In connection with certain of our secured borrowings, failure to provide audited financial statements timely constitutes a default. We did not provide audited financial statements for Homeward as of and for the year ended September 30, 2014, or for OLS and Liberty as of and for the year ended December 31, 2014, within the original contractually required timeframes. We received waivers of the resulting defaults from all applicable lenders through at least May 29, 2015.
Under one of its advance financing agreements, OLS must maintain certain minimum servicer ratings assigned by S&P, Moody’s and Fitch. If any of these rating agencies withdraws its rating or if the assigned ratings falls below the minimum ratings established in the lending agreement, an early amortization event occurs under the lending agreement if the lender’s agent notifies the indenture trustee that an early amortization event has occurred. As a result of downgrades in our servicer ratings, the lender has the right to deliver such notice at any time. The lender has agreed not to deliver such a notice to the indenture trustee subject to its ongoing monthly review. If an early amortization event occurs and is not waived by the lender, no new advances can be funded under the facility, all collections on advances funded through the facility must be used to pay interest and principal on currently outstanding borrowings under the facility, minimum facility balance repayments would be instituted, and the interest rate margin on 1-month LIBOR would increase. At December 31, 2014, we had $373.1 million of borrowings outstanding under this facility out of a maximum borrowing capacity of $450.0 million. The scheduled date to begin amortization of this facility is June 2015. We have entered into a commitment letter providing for replacement financing should the existing lender seek not to renew or extend the revolving period upon its completion in June 2015. Our lender’s obligation to fund under this commitment letter is subject to conditions precedent, some of which are outside our control.
We believe that we are in compliance with, or have received waivers of, all of the qualitative and quantitative covenants in our debt agreements as of the date of these financial statements.
Maturities of Borrowings
Aggregate long-term borrowings by maturity date at December 31, 2014 are as follows:

	Expected Maturity Date (1) (2)
	2015	2016	2017	2018	2019	There- after	Total Balance	Fair Value
Match funded liabilities	$2,090,247	$—	$—	$—	$—	$—	$2,090,247	$2,090,247
Other secured borrowings	472,160	11,701	11,714	1,238,116	—	—	1,733,691	1,658,699
Senior unsecured notes	—	—	—	—	350,000	—	350,000	321,563
	$2,562,407	$11,701	$11,714	$1,238,116	$350,000	$—	$4,173,938	$4,070,509

(1)
For match funded liabilities, the expected maturity date is the date on which the revolving period ends for each advance financing facility note and repayment of the outstanding balance must begin if the note is not renewed or extended.

(2)
Excludes financing liabilities, which we recognized in connection with the sales transactions that we accounted for as financings. Financing liabilities include $614.4 million recorded in connection with sales of MSRs and Rights to MSRs and $1.4 billion recorded in connection with the securitizations of HMBS. The MSR-related financing liabilities have no contractual maturity and are amortized over the life of the transferred Rights to MSRs. The HMBS-related financing liabilities have no contractual maturity and are amortized as the related loans are repaid.